Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
IFRS Statement [Line Items]
Entity Registrant Name	Controladora Vuela Compania de Aviacion, S.A.B. de C.V.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Central Index Key	0001520504
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Shell Company	false
Entity Interactive Data Current	Yes
Ordinary Participation Certificates
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	806,435,856
Series A shares
IFRS Statement [Line Items]
Entity Common Stock, Shares Outstanding	923,824,804